Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	11.77%	12.22%	3.86%	(1.75%)	28.01%	(1.51%)	18.79%	(4.58%)	12.41%	18.95%
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	20.45%	23.81%	28.68%	(24.65%)	38.80%	28.26%	24.14%	(3.95%)	32.16%	3.69%
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	33.36%	7.63%
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.08%	5.97%	9.29%	(5.30%)	3.77%	7.82%	7.37%	(1.08%)	5.51%	5.55%
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	16.44%	9.36%	12.67%	(14.98%)	21.88%	7.71%	35.90%	(11.09%)	16.71%	6.16%